Quarterly Holdings Report
for
Fidelity® Series Long-Term Treasury Bond Index Fund
May 31, 2022
XS8-NPRT1-0722
1.9870218.105
U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
1.125% 5/15/40	380,637,000	269,910,290
1.125% 8/15/40	198,730,000	140,034,784
1.25% 5/15/50	43,608,000	28,142,491
1.375% 11/15/40	1,027,263,000	755,078,430
1.375% 8/15/50	360,328,000	240,617,468
1.625% 11/15/50	193,973,000	138,561,885
1.75% 8/15/41	512,300,000	398,273,229
1.875% 2/15/41	632,606,000	506,924,977
1.875% 2/15/51	657,165,000	500,369,538
1.875% 11/15/51	600,940,000	457,841,163
2% 11/15/41	706,100,000	573,375,266
2% 2/15/50	404,349,000	317,998,375
2% 8/15/51	856,520,000	672,067,082
2.25% 5/15/41	531,682,000	452,324,309
2.25% 8/15/46	65,201,000	53,515,758
2.25% 8/15/49	429,147,000	357,650,440
2.25% 2/15/52 (b)	1,245,420,000	1,041,677,072
2.375% 2/15/42	1,538,360,000	1,332,858,948
2.375% 11/15/49	448,892,000	384,591,727
2.375% 5/15/51	635,074,000	545,196,143
2.5% 2/15/45	390,549,000	337,321,444
2.5% 2/15/46	117,718,000	101,669,726
2.5% 5/15/46	134,930,000	116,456,186
2.75% 8/15/42	102,440,000	93,680,580
2.75% 11/15/42	108,114,000	98,662,471
2.75% 8/15/47	848,564,000	771,861,774
2.75% 11/15/47	288,377,000	262,648,365
2.875% 5/15/43	118,182,000	109,941,576
2.875% 8/15/45	36,332,000	33,581,554
2.875% 11/15/46	25,000	23,182
2.875% 5/15/49	638,599,000	605,097,496
2.875% 5/15/52	11,360,000	10,930,450
3% 5/15/42	70,859,000	67,667,577
3% 11/15/44	109,417,000	103,287,939
3% 5/15/45	135,524,000	127,996,065
3% 11/15/45	65,242,000	61,732,694
3% 2/15/47	512,294,000	486,459,172
3% 5/15/47	220,522,000	209,521,743
3% 2/15/48	676,869,000	648,022,745
3% 8/15/48	100,182,000	96,319,514
3% 2/15/49	637,787,000	617,332,973
3.125% 11/15/41	59,163,000	57,838,766
3.125% 2/15/42	14,640,000	14,280,863
3.125% 2/15/43	114,181,000	110,635,144
3.125% 8/15/44	77,766,000	75,038,115
3.125% 5/15/48	348,642,000	342,840,381
3.25% 5/15/42	241,680,000	240,886,988
3.375% 5/15/44	122,930,000	123,602,273
3.375% 11/15/48	348,891,000	360,570,670
3.5% 2/15/39	99,914,000	105,666,860
3.625% 8/15/43	125,692,000	131,480,706
3.625% 2/15/44	134,657,000	140,742,865
3.75% 8/15/41	90,738,000	96,940,793
3.75% 11/15/43	177,469,000	189,177,794
3.875% 8/15/40	46,505,000	50,864,844
4.25% 5/15/39	7,357,000	8,507,106
4.25% 11/15/40	61,567,000	70,462,951
4.375% 2/15/38 (b)	134,424,000	158,163,488
4.375% 11/15/39	17,280,000	20,223,000
4.375% 5/15/40	79,923,000	93,360,054
4.375% 5/15/41	80,788,000	93,701,457
4.5% 2/15/36	149,158,000	178,290,422
4.5% 5/15/38	34,092,000	40,646,720
4.5% 8/15/39	1,044,000	1,243,135
4.625% 2/15/40	35,743,000	43,103,824
4.75% 2/15/37	35,563,000	43,429,925
4.75% 2/15/41	19,013,000	23,175,065
5% 5/15/37	186,147,000	232,952,790
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,228,008,747)		17,175,051,600

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	103,191,888	103,212,527
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	692,243,276	692,312,500
TOTAL MONEY MARKET FUNDS (Cost $795,525,027)		795,525,027

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $21,023,533,774)	17,970,576,627
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(615,254,116)
NET ASSETS - 100.0%	17,355,322,511

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	125,270,842	265,538,560	287,596,875	57,481	-	-	103,212,527	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	133,000,000	2,747,380,626	2,188,068,126	162,583	-	-	692,312,500	1.8%
Total	258,270,842	3,012,919,186	2,475,665,001	220,064	-	-	795,525,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.